Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 07, 2021	Sep. 07, 2021	Aug. 16, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Nov. 01, 2022	Aug. 06, 2021
Related Party Transaction [Line Items]
Number of shares issued, shares							9,604,519
Number of shares issued, value						$ 115,000,000	$ 98,062,139
Shares issued transaction	2,862,500	2,862,500
Related party transaction description							The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.		The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Working capital loan outstanding				$ 334,557			$ 334,557		$ 0
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Administrative expense				30,000	$ 30,000		90,000	$ 90,000
Cu Seng Kiu [Member]
Related Party Transaction [Line Items]
Shares issued to officers		5,000
Li Sin Tan [Member]
Related Party Transaction [Line Items]
Shares issued to officers		2,500
Ms. Doris Wong Sing Ee [Member]
Related Party Transaction [Line Items]
Shares issued to officers		2,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum loans convertible into warrants				$ 1,500,000			$ 1,500,000		$ 1,500,000
Price of warrant				$ 10.00			$ 10.00		$ 10.00
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 1,500,000	$ 300,000
Promissory note									$ 88,542
Loans Payable				$ 877,193			$ 877,193
Sponsor [Member] | Office Space Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Related party, amount of transaction							10,000		10,000
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note				$ 88,542		$ 88,542	$ 88,542		$ 88,542
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Ownership percentage			20.00%	20.00%		20.00%	20.00%		20.00%
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares			2,875,000
Number of shares issued, value			$ 25,000